Average Annual Total Returns - AIG Commodity Strategy Fund	Class C Past One Year	Class C Past Five Years	Class C Past Ten Years	Class C Return After Taxes on Distributions Past One Year	Class C Return After Taxes on Distributions Past Five Years	Class C Return After Taxes on Distributions Past Ten Years	Class C Return After Taxes on Distributions and Sale of Fund Shares Past One Year		Class C Return After Taxes on Distributions and Sale of Fund Shares Past Five Years		Class C Return After Taxes on Distributions and Sale of Fund Shares Past Ten Years		Class W Past One Year	Class W Past Five Years	Class W Past Ten Years	Class A Past One Year	Class A Past Five Years	Class A Past Ten Years	Bloomberg Commodity Index Past One Year	Bloomberg Commodity Index Past Five Years	Bloomberg Commodity Index Past Ten Years	S&P 500® Index Past One Year	S&P 500® Index Past Five Years	S&P 500® Index Past Ten Years
Total	(8.12%)	(1.28%)	(4.79%)	(8.12%)	(1.37%)	(4.92%)	(4.81%)	[1]	(1.01%)	[1]	(3.41%)	[1]	(4.28%)	(0.80%)	(4.85%)	(2.38%)	0.11%	(4.00%)	(3.12%)	1.03%	(6.50%)	18.40%	15.22%	13.88%

[1]	When the return after taxes on distributions and sale of Fund shares is higher than the before tax return, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.